Inventories - Summary of Components of Inventories, Net (Detail) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
New equipment	$ 153.3	$ 92.8
Used equipment	29.6	18.2
Work in process	4.2	3.3
Parts	37.1	24.8
Inventory, Gross	224.2	139.1
Inventory reserve	(3.1)	(1.9)
Inventory, Net	$ 221.1	$ 137.2